Taxation (Details) - Schedule of Income Tax Benefit (Expense) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Benefit (Expense) [Abstract]
Current income tax expenses	$ (71,862)	$ (239,996)
Deferred income tax benefit	123,328	211,230	$ 130,255
Total income tax benefit/(expense)	$ 51,466	$ (28,766)	$ 130,255